Share-based compensation reserve (Details) - EUR (€) € in Millions				1 Months Ended	12 Months Ended
	Jun. 14, 2018	Jun. 19, 2017	Jun. 16, 2016	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments					€ 2.9
Increase through share-based payment transactions					13.0	€ 2.6	€ 1.2
Vesting of Non-Executive Director restricted shares				€ (0.1)	0.2	0.1	€ 0.3
Stock Vested During Period, Value, Restricted Stock Award, Gross1					(3.3)
Ending balance, Reserve of share-based payments					9.4	2.9
Share based compensation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Reserve of share-based payments					2.9
Vesting of Non-Executive Director restricted shares					(0.8)
Ending balance, Reserve of share-based payments					9.4	€ 2.9
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase through share-based payment transactions					0.9
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase through share-based payment transactions					€ 12.1
Restricted Stock1 [Member] | Non-Executive Director
Disclosure of reserves within equity [line items]
Liabilities From Share-based Payment Transactions, Shares	12,312	9,384	11,568		(2,400,000.0)